American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
August 31, 2021

International Opportunities - Schedule of Investments
AUGUST 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Australia — 5.1%
29Metals Ltd.(1)	1,050,712	1,867,815
carsales.com Ltd.	350,999	6,407,730
Corporate Travel Management Ltd.(1)(2)	369,756	6,091,316
IDP Education Ltd.	364,543	7,653,891
Mineral Resources Ltd.	138,467	5,508,172
NEXTDC Ltd.(1)	474,476	4,578,384
OZ Minerals Ltd.	279,154	4,770,423
Seven Group Holdings Ltd.(2)	216,009	3,335,788
		40,213,519
Austria — 1.0%
ANDRITZ AG	139,922	8,051,032
Brazil — 2.8%
Banco Pan SA, Preference Shares	1,031,000	3,730,566
Locaweb Servicos de Internet SA	1,078,352	5,119,815
Pet Center Comercio e Participacoes SA	868,148	4,439,126
Petro Rio SA(1)	1,268,800	4,694,079
Santos Brasil Participacoes SA(1)	2,601,100	3,943,805
		21,927,391
Canada — 11.4%
Alamos Gold, Inc. (New York), Class A	508,209	4,014,851
Boralex, Inc., A Shares(2)	39,060	1,197,202
BRP, Inc.	100,607	8,429,569
Descartes Systems Group, Inc. (The)(1)	127,791	10,018,474
FirstService Corp.	36,388	6,758,163
goeasy Ltd.(2)	79,497	12,336,165
Kinaxis, Inc.(1)	41,749	6,773,024
Linamar Corp.	90,694	5,138,356
Nuvei Corp.(1)	82,863	10,710,871
Stantec, Inc.	106,733	5,151,169
TFI International, Inc.	121,074	13,679,784
Whitecap Resources, Inc.(2)	1,439,752	6,173,708
		90,381,336
China — 1.8%
21Vianet Group, Inc., ADR(1)	40,773	806,898
China Lesso Group Holdings Ltd.	2,863,000	6,127,807
China Yongda Automobiles Services Holdings Ltd.	3,902,500	6,538,999
Daqo New Energy Corp., ADR(1)	15,508	950,795
		14,424,499
Denmark — 2.6%
ALK-Abello A/S(1)	19,802	9,679,256
Jyske Bank A/S(1)	77,028	3,362,583
Royal Unibrew A/S	58,358	7,539,111
		20,580,950
Finland — 1.9%
Metso Outotec Oyj	695,867	7,441,229
QT Group Oyj(1)	41,123	7,567,039
		15,008,268

France — 6.0%
Alten SA	55,266	9,116,349
APERAM SA	127,655	7,831,777
Criteo SA, ADR(1)	121,290	4,552,014
Elis SA(1)	380,545	6,743,759
Euronext NV	38,890	4,512,969
SOITEC(1)	35,335	8,462,989
Wendel SE	46,012	6,677,063
		47,896,920
Germany — 2.4%
AIXTRON SE	38,353	1,106,773
Dermapharm Holding SE	85,409	7,929,976
Eckert & Ziegler Strahlen- und Medizintechnik AG	45,258	6,600,887
flatexDEGIRO AG(1)	31,281	3,250,188
		18,887,824
Hong Kong — 0.3%
Man Wah Holdings Ltd.	1,282,800	2,396,966
India — 4.3%
Indraprastha Gas Ltd.	1,086,038	8,105,044
Max Healthcare Institute Ltd.(1)	1,607,568	8,467,680
Varun Beverages Ltd.	633,175	7,340,947
WNS Holdings Ltd., ADR(1)	122,983	10,200,210
		34,113,881
Israel — 3.9%
Inmode Ltd.(1)	99,353	13,003,321
Kornit Digital Ltd.(1)	69,658	9,081,313
Nova Ltd.(1)	91,278	9,232,770
		31,317,404
Italy — 1.2%
Autogrill SpA(1)(2)	981,326	7,358,443
Technogym SpA	177,861	2,102,617
		9,461,060
Japan — 16.1%
Asics Corp.	303,600	6,434,719
BayCurrent Consulting, Inc.	19,000	9,424,788
en Japan, Inc.	162,800	5,499,212
Food & Life Cos. Ltd.	165,100	7,086,421
GMO Financial Gate, Inc.	25,200	4,603,488
Hennge KK(1)	11,500	504,458
IHI Corp.(1)	370,600	8,239,829
Insource Co. Ltd.	205,800	3,958,031
IR Japan Holdings Ltd.	34,700	4,142,261
Isetan Mitsukoshi Holdings Ltd.	121,000	810,369
JMDC, Inc.(1)	153,500	10,508,047
JTOWER, Inc.(1)	37,100	3,058,378
Matsumotokiyoshi Holdings Co. Ltd.	152,500	7,053,125
Menicon Co. Ltd.	57,000	4,670,740
Nextage Co. Ltd.	444,300	8,832,376
Nippon Gas Co. Ltd.	463,100	6,573,431
Open House Co. Ltd.	213,000	10,346,445
Outsourcing, Inc.	297,000	5,062,990
Premier Anti-Aging Co. Ltd.(1)	26,600	3,886,185
Toyo Tire Corp.	441,900	7,849,832
Ushio, Inc.	279,400	5,047,936

West Holdings Corp.	73,400	3,260,942
Zeon Corp.	99,600	1,320,085
		128,174,088
Mexico — 0.9%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	348,785	6,930,358
Netherlands — 3.6%
Alfen Beheer BV(1)	72,889	7,828,058
ASM International NV	11,694	4,537,186
Basic-Fit NV(1)(2)	84,619	3,951,670
BE Semiconductor Industries NV	104,935	9,548,789
OCI NV(1)	122,203	2,980,121
		28,845,824
Norway — 1.3%
Bakkafrost P/F	117,825	10,354,144
South Korea — 3.5%
BGF retail Co. Ltd.	31,005	4,765,062
Ecopro BM Co. Ltd.	17,090	4,706,879
Hugel, Inc.(1)	35,838	6,011,310
Osstem Implant Co. Ltd.	11,572	1,596,357
SK Materials Co. Ltd.	26,717	9,297,277
Soulbrain Co. Ltd.	4,861	1,184,397
		27,561,282
Sweden — 6.0%
AddTech AB, B Shares(2)	285,231	5,987,333
BHG Group AB(1)	48,290	817,290
BICO Group AB(1)	140,873	9,366,400
Desenio Group AB(1)	199,995	1,002,461
Elekta AB, B Shares(2)	213,943	2,682,179
Lifco AB, B Shares	329,320	9,748,864
Nordic Entertainment Group AB, B Shares(1)	136,736	7,943,371
Rvrc Holding AB(1)	166,014	1,623,693
Storytel AB(1)(2)	67,305	1,538,650
Trelleborg AB, B Shares	163,767	3,986,971
Vitrolife AB	53,092	3,271,067
		47,968,279
Switzerland — 3.8%
Comet Holding AG	24,205	9,187,000
PolyPeptide Group AG(1)	64,122	9,290,664
SIG Combibloc Group AG(1)	257,295	7,876,510
Zur Rose Group AG(1)	9,653	4,147,876
		30,502,050
Taiwan — 5.6%
Advanced Wireless Semiconductor Co.	1,183,000	7,138,251
Airtac International Group	169,000	5,144,252
ASPEED Technology, Inc.	101,000	8,520,628
Chailease Holding Co. Ltd.	923,261	8,857,038
Merida Industry Co. Ltd.	612,000	7,037,225
Nien Made Enterprise Co. Ltd.	356,000	5,307,845
Parade Technologies Ltd.	19,000	1,195,601
TCI Co. Ltd.	168,000	1,632,353
		44,833,193
United Kingdom — 14.0%
Computacenter plc	178,780	7,232,093
Darktrace plc(1)(2)	480,571	4,105,597

Dr. Martens plc(1)	703,977	4,104,745
Electrocomponents plc	654,563	9,578,602
Endava plc, ADR(1)	77,256	10,344,578
Future plc	239,340	12,673,254
Greggs plc(1)	230,127	9,599,651
Hays plc(1)	1,983,849	4,342,988
Howden Joinery Group plc	903,472	11,752,263
Intermediate Capital Group plc	430,561	13,019,942
Marks & Spencer Group plc(1)	1,915,195	4,734,156
S4 Capital plc(1)	782,284	8,758,821
Tritax Big Box REIT plc	2,152,364	7,015,956
WH Smith plc(1)	160,567	3,608,942
		110,871,588
TOTAL COMMON STOCKS (Cost $591,797,089)		790,701,856
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 2.75%, 1/31/24 - 8/31/25, valued at $582,750), in a joint trading account at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $571,115)		571,115
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 5/15/40, valued at $1,455,569), at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $1,427,001)		1,427,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	29,048	29,048
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,027,163)		2,027,163
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $10,140,536)	10,140,536	10,140,536
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $603,964,788)		802,869,555
OTHER ASSETS AND LIABILITIES — (1.0)%		(8,332,460)
TOTAL NET ASSETS — 100.0%		$794,537,095

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.2%
Information Technology	19.1%
Consumer Discretionary	16.9%
Health Care	11.7%
Financials	7.0%
Consumer Staples	5.9%
Materials	5.9%
Communication Services	5.3%
Utilities	2.4%
Real Estate	1.7%
Energy	1.4%
Temporary Cash Investments	0.2%
Temporary Cash Investments - Securities Lending Collateral	1.3%
Other Assets and Liabilities	(1.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,964,003. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $24,163,684, which includes securities collateral of $14,023,148.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	4,014,851	86,366,485	—
China	1,757,693	12,666,806	—
France	4,552,014	43,344,906	—
India	10,200,210	23,913,671	—
Israel	31,317,404	—	—
Mexico	6,930,358	—	—
United Kingdom	10,344,578	100,527,010	—
Other Countries	—	454,765,870	—
Temporary Cash Investments	29,048	1,998,115	—
Temporary Cash Investments - Securities Lending Collateral	10,140,536	—	—
	79,286,692	723,582,863	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.